Leases, Summary of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 26, 2023	Aug. 04, 2022
Lessee, Lease, Description [Line Items]
2023/2024	$ 754
2024/2025	538
2026	64
Total lease payments	1,356	$ 1,700
Less: imputed interest	(523)
Total operating lease liabilities	$ 833		$ 1,300